INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(128,184)	(36,317)	21,495	3,128
PRC	(781,840)	(275,201)	(47,297)	(6,880)

	(910,024)	(311,518)	(25,802)	(3,752)

Schedule of income tax expense

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Current	1,104	29,428	11	2
Deferred	3,125	30,220	—	—

	4,229	59,648	11	2

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (benefit) expense

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(910,024)	(311,518)	(25,802)	(3,752)

Income tax computed at PRC statutory tax rate of 25%	(227,506)	(77,881)	(6,450)	(938)
Preferential tax rates	68,685	15,955	(7,031)	(1,023)
International rate differences	22,365	9,401	(4,732)	(688)
Additional 50%/75% tax deduction for qualified research and development expenses	(9,915)	(8,795)	(7,228)	(1,051)
Non-deductible expenses	2,043	6,187	3,002	437
Effect of changes in tax rates on deferred taxes	(61,978)	(33,930)	101,502	14,763
Changes in the valuation allowance	210,535	148,711	(79,052)	(11,498)
Income tax expense	4,229	59,648	11	2

Schedule of the components of deferred tax assets and liabilities

	For the years ended December 31,
	2017	2018
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	19,553	12,323	1,792
- Deferred revenue	4,895	2,407	350
- Accruals	25,256	25,993	3,781
- Tax losses	159,782	134,855	19,613
- Property and equipment	3,424	2,105	306
- Intangible assets	2,001	1,469	214
- Long-term investment impairment	1,500	960	140
- Impairment loss for long-lived assets	68,508	24,663	3,587
- Unrealized profit	71,760	71,868	10,453
Less: valuation allowance	(356,679)	(276,643)	(40,236)

Total Deferred tax assets	—	—	—

Schedule of roll-forward of accrued unrecognized tax expense

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Beginning balance	(8,273)	(8,273)	(1,203)
Increase based on tax positions related to the current year	—	—	—
Ending balance	(8,273)	(8,273)	(1,203)